Goodwill and Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, net, by Segment
Goodwill and other intangible assets, net, by segment were as follows:

	Goodwill		Other Intangible Assets, net
(in millions)	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
European Union	$1,448	$1,392	$647	$663
Eastern Europe, Middle East & Africa	637	666	242	250
Asia	4,791	4,966	1,542	1,633
Latin America & Canada	3,024	2,904	1,188	1,151
Total	$9,900	$9,928	$3,619	$3,697

Movements in Goodwill
The movements in goodwill were as follows:

(in millions)	European Union	Eastern Europe, Middle East & Africa	Asia	Latin America & Canada	Total
Balance at January 1, 2011	$1,443	$702	$5,004	$3,012	$10,161
Changes due to:
Acquisitions	—	1	1	1	3
Currency	(51)	(37)	(39)	(109)	(236)
Balance at December 31, 2011	1,392	666	4,966	2,904	9,928
Changes due to:
Currency	56	(29)	(175)	120	(28)
Balance at December 31, 2012	$1,448	$637	$4,791	$3,024	$9,900

Other Intangible Assets
Additional details of other intangible assets were as follows:

	December 31, 2012		December 31, 2011
(in millions)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Non-amortizable intangible assets	$2,046		$2,067
Amortizable intangible assets	2,046	$473	2,001	$371
Total other intangible assets	$4,092	$473	$4,068	$371

Range of Useful Lives and Weighted Average Remaining Useful Life of Amortizable Intangible Assets
The range of useful lives as well as the weighted-average remaining useful life of amortizable intangible assets at December 31, 2012, is as follows:

Description	Initial Estimated Useful Lives	Weighted-Average Remaining Useful Life
Trademarks	2 - 40 years	26 years
Distribution networks	20 - 30 years	15 years
Non-compete agreements	3 - 10 years	2 years
Other (including farmer contracts and intellectual property rights)	12.5 - 17 years	13 years